Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - Equity attributable to shareholders of Fairfax - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pre-tax amount
Foreign currency translation losses	$ (550.8)	$ (423.4)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	43.7	(79.3)
Items that may be subsequently reclassified to net earnings	(507.1)	(502.7)
Net losses on defined benefit plans	(214.9)	(147.7)
Share of net losses on defined benefit plans of associates	(159.1)	(120.9)
Other	(0.8)	(0.8)
Items that will not be subsequently reclassified to net earnings	(374.8)	(269.4)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(881.9)	(772.1)
(Provision for) recovery of income tax
Foreign currency translation losses	12.2	1.4
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(12.3)	(2.4)
Items that may be subsequently reclassified to net earnings	(0.1)	(1.0)
Net losses on defined benefit plans	54.7	36.2
Share of net losses on defined benefit plans of associates	18.2	15.1
Other	10.1	10.1
Items that will not be subsequently reclassified to net earnings	83.0	61.4
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	82.9	60.4
After-tax amount
Foreign currency translation losses	(538.6)	(422.0)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	31.4	(81.7)
Items that may be subsequently reclassified to net earnings	(507.2)	(503.7)
Net losses on defined benefit plans	(160.2)	(111.5)
Share of net losses on defined benefit plans of associates	(140.9)	(105.8)
Other	9.3	9.3
Items that will not be subsequently reclassified to net earnings	(291.8)	(208.0)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	$ (799.0)	$ (711.7)